Guarantor and Non-Guarantor Subsidiaries Financial Information	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Guarantor and Non-Guarantor Subsidiaries Financial Information

WARNER MUSIC GROUP CORP.

Supplementary Information

Consolidating Financial Statements

The Company is the direct parent of Holdings, which is the direct parent of Acquisition Corp. As of March 31, 2020 Acquisition Corp. had issued and outstanding the 5.000% Senior Secured Notes due 2023, the 4.125% Senior Secured Notes due 2024, the 4.875% Senior Secured Notes due 2024, the 3.625% Senior Secured Notes due 2026 and the 5.500% Senior Notes due 2026 (together, the “Acquisition Corp. Notes”).

The Acquisition Corp. Notes are guaranteed by the Company and, in addition, are guaranteed by all of Acquisition Corp.’s domestic wholly-owned subsidiaries. The secured notes are guaranteed on a senior secured basis and the unsecured notes are guaranteed on an unsecured senior basis. The Company’s guarantee of the Acquisition Corp. Notes is full and unconditional. The guarantee of the Acquisition Corp. Notes by Acquisition Corp.’s domestic wholly-owned subsidiaries is full, unconditional and joint and several. The following condensed consolidating financial statements are also presented for the information of the holders of the Acquisition Corp. Notes and present the results of operations, financial position and cash flows of (i) Acquisition Corp., which is the issuer of the Acquisition Corp. Notes, (ii) the guarantor subsidiaries of Acquisition Corp., (iii) the non-guarantor subsidiaries of Acquisition Corp. and (iv) the eliminations necessary to arrive at the information for Acquisition Corp. on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting. There are no restrictions on Acquisition Corp.’s ability to obtain funds from any of its wholly-owned subsidiaries through dividends, loans or advances.

The Company and Holdings are holding companies that conduct substantially all of their business operations through Acquisition Corp. Accordingly, the ability of the Company and Holdings to obtain funds from their subsidiaries is restricted by the indentures for the Acquisition Corp. Notes and the credit agreements for the Acquisition Corp. Senior Credit Facilities, including the Revolving Credit Facility and the Senior Term Loan Facility.

Consolidating Balance Sheet (Unaudited)

March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$271	$213	$—	$484	$—	$—	$—	$484
Accounts receivable, net	—	322	441	—	763	—	—	—	763
Inventories	—	11	54	—	65	—	—	—	65
Royalty advances expected to be recouped within one year	—	123	66	—	189	—	—	—	189
Prepaid and other current assets	—	17	65	—	82	—	—	—	82

Total current assets	—	744	839	—	1,583	—	—	—	1,583
Due from (to) parent companies	454	(655)	201	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,293	2,813	—	(5,106)	—	692	692	(1,384)	—
Royalty advances expected to be recouped after one year	—	151	81	—	232	—	—	—	232
Property, plant and equipment, net	—	194	100	—	294	—	—	—	294
Operating lease right-of-use assets, net	—	208	73	—	281	—	—	—	281
Goodwill	—	1,369	392	—	1,761	—	—	—	1,761
Intangible assets subject to amortization, net	—	855	789	—	1,644	—	—	—	1,644
Intangible assets not subject to amortization	—	71	80	—	151	—	—	—	151
Deferred tax assets, net	—	47	8	—	55	—	—	—	55
Other assets	3	92	28	—	123	—	—	—	123

Total assets	$2,750	$5,889	$2,591	$(5,106)	$6,124	$692	$692	$(1,384)	$6,124

Liabilities and Equity
Current liabilities:
Accounts payable	$1	$153	$92	$—	$246	$—	$—	$—	$246
Accrued royalties	—	773	818	—	1,591	—	—	—	1,591
Accrued liabilities	—	367	197	—	564	—	—	—	564
Accrued interest	34	—	—	—	34	—	—	—	34
Operating lease liabilities, current	—	22	17	—	39	—	—	—	39
Deferred revenue	—	56	111	—	167	—	—	—	167
Other current liabilities	—	42	49	—	91	—	—	—	91

Total current liabilities	35	1,413	1,284	—	2,732	—	—	—	2,732
Long-term debt	2,983	—	—	—	2,983	—	—	—	2,983
Operating lease liabilities, noncurrent	—	252	60	—	312	—	—	—	312
Deferred tax liabilities, net	—	—	154	—	154	—	—	—	154
Other noncurrent liabilities	38	95	96	(1)	228	—	—	—	228

Total liabilities	3,056	1,760	1,594	(1)	6,409	—	—	—	6,409

Total Warner Music Group Corp. (deficit) equity	(306)	4,125	980	(5,105)	(306)	692	692	(1,384)	(306)
Noncontrolling interest	—	4	17	—	21	—	—	—	21

Total equity	(306)	4,129	997	(5,105)	(285)	692	692	(1,384)	(285)

Total liabilities and equity	$2,750	$5,889	$2,591	$(5,106)	$6,124	$692	$692	$(1,384)	$6,124

Consolidating Balance Sheet

September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$386	$233	$—	$619	$—	$—	$—	$619
Accounts receivable, net	—	334	441	—	775	—	—	—	775
Inventories	—	11	63	—	74	—	—	—	74
Royalty advances expected to be recouped within one year	—	112	58	—	170	—	—	—	170
Prepaid and other current assets	—	12	41	—	53	—	—	—	53

Total current assets	—	855	836	—	1,691	—	—	—	1,691
Due from (to) parent companies	458	(531)	73	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,272	2,567	—	(4,839)	—	878	878	(1,756)	—
Royalty advances expected to be recouped after one year	—	137	71	—	208	—	—	—	208
Property, plant and equipment, net	—	200	100	—	300	—	—	—	300
Goodwill	—	1,370	391	—	1,761	—	—	—	1,761
Intangible assets subject to amortization, net	—	884	839	—	1,723	—	—	—	1,723
Intangible assets not subject to amortization	—	71	80	—	151	—	—	—	151
Deferred tax assets, net	—	30	8	—	38	—	—	—	38
Other assets	7	115	23	—	145	—	—	—	145

Total assets	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$160	$100	$—	$260	$—	$—	$—	$260
Accrued royalties	4	813	750	—	1,567	—	—	—	1,567
Accrued liabilities	—	266	226	—	492	—	—	—	492
Accrued interest	34	—	—	—	34	—	—	—	34
Deferred revenue	—	42	138	—	180	—	—	—	180
Other current liabilities	—	221	65	—	286	—	—	—	286

Total current liabilities	38	1,502	1,279	—	2,819	—	—	—	2,819
Long-term debt	2,974	—	—	—	2,974	—	—	—	2,974
Deferred tax liabilities, net	—	—	172	—	172	—	—	—	172
Other noncurrent liabilities	14	200	107	—	321	—	—	—	321

Total liabilities	3,026	1,702	1,558	—	6,286	—	—	—	6,286

Total Warner Music Group Corp. (deficit) equity	(289)	3,992	847	(4,839)	(289)	878	878	(1,756)	(289)
Noncontrolling interest	—	4	16	—	20	—	—	—	20

Total equity	(289)	3,996	863	(4,839)	(269)	878	878	(1,756)	(269)

Total liabilities and equity	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Consolidating Statement of Operations (Unaudited)

For The Three Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$484	$662	$(75)	$1,071	$—	$—	$—	$1,071
Costs and expenses:
Cost of revenue	—	(248)	(369)	82	(535)	—	—	—	(535)
Selling, general and administrative expenses	—	(360)	(171)	(7)	(538)	—	—	—	(538)
Amortization of intangible assets	—	(21)	(26)	—	(47)	—	—	—	(47)

Total costs and expenses	—	(629)	(566)	75	(1,120)	—	—	—	(1,120)

Operating (loss) income	—	(145)	96	—	(49)	—	—	—	(49)
Interest (expense) income, net	(31)	1	(3)	—	(33)	—	—	—	(33)
Equity gains from equity method investments	(46)	62	—	(16)	—	(75)	(75)	150	—
Other (expense) income, net	(9)	3	2	—	(4)	—	—	—	(4)

Income (loss) before income taxes	(86)	(79)	95	(16)	(86)	(75)	(75)	150	(86)
Income tax benefit (expense)	12	20	(19)	(1)	12	—	—	—	12

Net (loss) income	(74)	(59)	76	(17)	(74)	(75)	(75)	150	(74)
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Net (loss) income attributable to Warner Music Group Corp.	$(74)	$(59)	$76	$(17)	$(74)	$(75)	$(75)	$150	$(74)

Consolidating Statement of Operations (Unaudited)

For The Three Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$461	$672	$(43)	$1,090	$—	$—	$—	$1,090
Costs and expenses:
Cost of revenue	—	(214)	(391)	46	(559)	—	—	—	(559)
Selling, general and administrative expenses	—	(186)	(166)	(2)	(354)	—	—	—	(354)
Amortization of intangible assets	—	(25)	(30)	—	(55)	—	—	—	(55)

Total costs and expenses	—	(425)	(587)	44	(968)	—	—	—	(968)

Operating income	—	36	85	1	122	—	—	—	122
Loss on extinguishment of debt	—	—	—	—	—	—	—	—	—
Interest (expense) income, net	(31)	1	(6)	—	(36)	—	—	—	(36)
Equity gains from equity method investments	130	34	—	(164)	—	67	67	(134)	—
Other income (expense), net	16	51	(38)	—	29	—	—	—	29

Income before income taxes	115	122	41	(163)	115	67	67	(134)	115
Income tax expense	(48)	(49)	(26)	75	(48)	—	—	—	(48)

Net income	67	73	15	(88)	67	67	67	(134)	67
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Net income attributable to Warner Music Group Corp.	$67	$73	$15	$(88)	$67	$67	$67	$(134)	$67

Consolidating Statement of Operations (Unaudited)

For The Six Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$1,058	$1,466	$(197)	$2,327	$—	$—	$—	$2,327
Costs and expenses:
Cost of revenue	—	(555)	(816)	171	(1,200)	—	—	—	(1,200)
Selling, general and administrative expenses	—	(537)	(406)	26	(917)	—	—	—	(917)
Amortization of intangible assets	—	(43)	(51)	—	(94)	—	—	—	(94)

Total costs and expenses	—	(1,135)	(1,273)	197	(2,211)	—	—	—	(2,211)

Operating (loss) income	—	(77)	193	—	116	—	—	—	116
Interest (expense) income, net	(62)	1	(5)	—	(66)	—	—	—	(66)
Equity gains from equity method investments	108	148	—	(256)	—	45	45	(90)	—
Other (expense) income, net	(7)	4	(6)	—	(9)	—	—	—	(9)

Income before income taxes	39	76	182	(256)	41	45	45	(90)	41
Income tax benefit (expense)	7	19	(42)	23	7	—	—	—	7

Net income	46	95	140	(233)	48	45	45	(90)	48
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Net income attributable to Warner Music Group Corp.	$46	$95	$138	$(233)	$46	$45	$45	$(90)	$46

Consolidating Statement of Operations (Unaudited)

For The Six Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$942	$1,526	$(175)	$2,293	$—	$—	$—	$2,293
Costs and expenses:
Cost of revenue	—	(437)	(896)	148	(1,185)	—	—	—	(1,185)
Selling, general and administrative expenses	—	(375)	(383)	28	(730)	—	—	—	(730)
Amortization of intangible assets	—	(50)	(59)	—	(109)	—	—	—	(109)

Total costs and expenses	—	(862)	(1,338)	176	(2,024)	—	—	—	(2,024)

Operating income	—	80	188	1	269	—	—	—	269
Loss on extinguishment of debt	(3)	—	—	—	(3)	—	—	—	(3)
Interest (expense) income, net	(62)	2	(12)	—	(72)	—	—	—	(72)
Equity gains from equity method investments	302	143	—	(445)	—	153	153	(306)	—
Other income (expense), net	14	70	(27)	—	57	—	—	—	57

Income before income taxes	251	295	149	(444)	251	153	153	(306)	251
Income tax expense	(98)	(94)	(50)	144	(98)	—	—	—	(98)

Net income	153	201	99	(300)	153	153	153	(306)	153
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Net income attributable to Warner Music Group Corp.	$153	$201	$99	$(300)	$153	$153	$153	$(306)	$153

Consolidating Statement of Comprehensive Income (Unaudited)

For The Three Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net (loss) income	$(74)	$(59)	$76	$(17)	$(74)	$(75)	$(75)	$150	$(74)
Other comprehensive loss, net of tax:
Foreign currency adjustment	(15)	—	15	(15)	(15)	(15)	(15)	30	(15)
Deferred loss on derivative financial instruments	(23)	—	(23)	23	(23)	(23)	(23)	46	(23)

Other comprehensive loss, net of tax	(38)	—	(8)	8	(38)	(38)	(38)	76	(38)

Total comprehensive (loss) income	(112)	(59)	68	(9)	(112)	(113)	(113)	226	(112)
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Comprehensive (loss) income attributable to Warner Music Group Corp.	$(112)	$(59)	$68	$(9)	$(112)	$(113)	$(113)	$226	$(112)

Consolidating Statement of Comprehensive Income (Unaudited)

For The Three Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$67	$73	$15	$(88)	$67	$67	$67	$(134)	$67
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(10)	—	10	(10)	(10)	(13)	(13)	26	(10)
Deferred loss on derivative financial instruments	(3)	—	—	—	(3)	(3)	(3)	6	(3)

Other comprehensive (loss) income, net of tax	(13)	—	10	(10)	(13)	(16)	(16)	32	(13)

Total comprehensive income	54	73	25	(98)	54	51	51	(102)	54
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Comprehensive income attributable to Warner Music Group Corp.	$54	$73	$25	$(98)	$54	$51	$51	$(102)	$54

Consolidating Statement of Comprehensive Income (Unaudited)

For The Six Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$46	$95	$140	$(233)	$48	$45	$45	$(90)	$48
Other comprehensive loss, net of tax:
Foreign currency adjustment	(8)	—	8	(8)	(8)	28	28	(56)	(8)
Deferred loss on derivative financial instruments	(20)	—	(20)	20	(20)	(8)	(8)	16	(20)

Other comprehensive loss, net of tax	(28)	—	(12)	12	(28)	25	25	(50)	(28)

Total comprehensive income	18	95	128	(221)	20	70	70	(140)	20
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Comprehensive income attributable to Warner Music Group Corp.	$18	$95	$126	$(221)	$18	$70	$70	$(140)	$18

Consolidating Statement of Comprehensive Income (Unaudited)

For The Six Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$153	$201	$99	$(300)	$153	$153	$153	$(306)	$153
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(26)	—	26	(26)	(26)	(29)	(29)	58	(26)
Deferred loss on derivative financial instruments	(9)	—	(2)	2	(9)	(9)	(9)	18	(9)

Other comprehensive (loss) income, net of tax	(35)	—	24	(24)	(35)	(38)	(38)	76	(35)

Total comprehensive income	118	201	123	(324)	118	115	115	(230)	118
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Comprehensive income attributable to Warner Music Group Corp.	$118	$201	$123	$(324)	$118	$115	$115	$(230)	$118

Consolidating Statement of Cash Flows (Unaudited)

For The Six Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$46	$95	$140	$(233)	$48	$45	$45	$(90)	$48
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	74	58	—	132	—	—	—	132
Unrealized gains and remeasurement of foreign-denominated loans and foreign currency forward exchange contracts	6	(3)	(10)	—	(7)	—	—	—	(7)
Deferred income taxes	—	—	(31)	—	(31)	—	—	—	(31)
Net loss on investments	—	15	—	—	15	—	—	—	15
Non-cash interest expense	3	—	—	—	3	—	—	—	3
Equity-based compensation expense	—	160	—	—	160	—	—	—	160
Equity gains, including distributions	(108)	(148)	—	256	—	(45)	(45)	90	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	11	(5)	—	6	—	—	—	6
Inventories	—	—	9	—	9	—	—	—	9
Royalty advances	—	(26)	(21)	—	(47)	—	—	—	(47)
Accounts payable and accrued liabilities	—	80	(166)	(23)	(109)	—	—	—	(109)
Royalty payables	—	(42)	80	—	38	—	—	—	38
Accrued interest	—	—	—	—	—	—	—	—	—
Operating lease liabilities	—	(2)	—	—	(2)	—	—	—	(2)
Deferred revenue	—	13	(27)	—	(14)	—	—	—	(14)
Other balance sheet changes	4	(18)	(23)	—	(37)	—	—	—	(37)

Net cash (used in) provided by operating activities	(49)	209	4	—	164	—	—	—	164

Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net	—	(12)	(6)	—	(18)	—	—	—	(18)
Capital expenditures	—	(18)	(10)	—	(28)	—	—	—	(28)
Investments and acquisitions of businesses, net of cash received	—	(1)	(4)	—	(5)	—	—	—	(5)
Advances from issuer	49	—	—	(49)	—	—	—	—	—

Net cash provided by (used in) investing activities	49	(31)	(20)	(49)	(51)	—	—	—	(51)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(244)	—	—	(244)	—	—	—	(244)
Distribution to noncontrolling interest holder	—	—	(1)	—	(1)	—	—	—	(1)
Change in due (from) to issuer	—	(49)	—	49	—	—	—	—	—

Net cash used in financing activities	—	(293)	(1)	49	(245)	—	—	—	(245)

Effect of exchange rate changes on cash and equivalents	—	—	(3)	—	(3)	—	—	—	(3)

Net decrease in cash and equivalents	—	(115)	(20)	—	(135)	—	—	—	(135)
Cash and equivalents at beginning of period	—	386	233	—	619	—	—	—	619

Cash and equivalents at end of period	$—	$271	$213	$—	$484	$—	$—	$—	$484

Consolidating Statement of Cash Flows (Unaudited)

For The Six Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$153	$201	$99	$(300)	$153	$153	$153	$(306)	$153
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	68	69	—	137	—	—	—	137
Unrealized gains and remeasurement of foreign-denominated loans and foreign currency forward exchange contracts	(20)	(5)	—	1	(24)	—	—	—	(24)
Deferred income taxes	—	—	27	—	27	—	—	—	27
Loss on extinguishment of debt	3	—	—	—	3	—	—	—	3
Net gain on investments	—	(30)	(2)	—	(32)	—	—	—	(32)
Non-cash interest expense	3	—	—	—	3	—	—	—	3
Equity-based compensation expense	—	14	—	—	14	—	—	—	14
Equity gains, including distributions	(302)	(143)	—	445	—	(153)	(153)	306	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(16)	(74)	—	(90)	—	—	—	(90)
Inventories	—	4	9	—	13	—	—	—	13
Royalty advances	—	(37)	(24)	—	(61)	—	—	—	(61)
Accounts payable and accrued liabilities	—	218	(172)	(146)	(100)	—	—	—	(100)
Royalty payables	6	(93)	133	—	46	—	—	—	46
Accrued interest	1	—	—	—	1	—	—	—	1
Deferred revenue	—	(44)	25	—	(19)	—	—	—	(19)
Other balance sheet changes	4	41	(17)	—	28	—	—	—	28

Net cash (used in) provided by operating activities	(152)	178	73	—	99	—	—	—	99

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(11)	(5)	—	(16)	—	—	—	(16)
Capital expenditures	—	(50)	(9)	—	(59)	—	—	—	(59)
Investments and acquisitions of businesses, net of cash received	—	(26)	(192)	—	(218)	—	—	—	(218)
Proceeds from the sale of investments	—	—	—	—	—	—	—	—	—
Advances from issuer	(24)	—	—	24	—	—	—	—	—

Net cash used in investing activities	(24)	(87)	(206)	24	(293)	—	—	—	(293)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(31)	—	—	(31)	—	—	—	(31)
Proceeds from issuance of Acquisition Corp. 3.625% Senior Notes due 2026	287	—	—	—	287	—	—	—	287
Repayment of Acquisition Corp. 4.125% Senior Secured Notes	(40)	—	—	—	(40)	—	—	—	(40)
Repayment of Acquisition Corp. 4.875% Senior Secured Notes	(30)	—	—	—	(30)	—	—	—	(30)
Repayment of Acquisition Corp. 5.625% Senior Secured Notes	(27)	—	—	—	(27)	—	—	—	(27)
Call premiums paid on and redemption deposit for early redemption of debt	(2)	—	—	—	(2)	—	—	—	(2)
Deferred financing costs paid	(4)	—	—	—	(4)	—	—	—	(4)
Distribution to noncontrolling interest holder	—	(1)	(1)	—	(2)	—	—	—	(2)
Change in due to (from) issuer	—	24	—	(24)	—	—	—	—	—

Net cash provided by (used in) financing activities	184	(8)	(1)	(24)	151	—	—	—	151

Effect of exchange rate changes on cash and equivalents	—	—	(1)	—	(1)	—	—	—	(1)

Net increase (decrease) in cash and equivalents	8	83	(135)	—	(44)	—	—	—	(44)
Cash and equivalents at beginning of period	—	169	345	—	514	—	—	—	514

Cash and equivalents at end of period	$8	$252	$210	$—	$470	$—	$—	$—	$470

The Company is the direct parent of Holdings, which is the direct parent of Acquisition Corp. As of September 30, 2019 Acquisition Corp. had issued and outstanding the 5.000% Senior Secured Notes due 2023, the 4.125% Senior Secured Notes due 2024, the 4.875% Senior Secured Notes due 2024, the 3.625% Senior Secured Notes due 2026 and the 5.500% Senior Notes due 2026 (together, the “Acquisition Corp. Notes”).

The Acquisition Corp. Notes are guaranteed by the Company and, in addition, are guaranteed by all of Acquisition Corp.’s domestic wholly-owned subsidiaries. The secured notes are guaranteed on a senior secured basis and the unsecured notes are guaranteed on an unsecured senior basis. The Company’s guarantee of the Acquisition Corp. Notes is full and unconditional. The guarantee of the Acquisition Corp. Notes by Acquisition Corp.’s domestic wholly-owned subsidiaries is full, unconditional and joint and several. The following condensed consolidating financial statements are also presented for the information of the holders of the Acquisition Corp. Notes and present the results of operations, financial position and cash flows of (i) Acquisition Corp., which is the issuer of the Acquisition Corp. Notes, (ii) the guarantor subsidiaries of Acquisition Corp., (iii) the non-guarantor subsidiaries of Acquisition Corp. and (iv) the eliminations necessary to arrive at the information for Acquisition Corp. on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting. There are no restrictions on Acquisition Corp.’s ability to obtain funds from any of its wholly-owned subsidiaries through dividends, loans or advances.

The Company and Holdings are holding companies that conduct substantially all of their business operations through Acquisition Corp. Accordingly, the ability of the Company and Holdings to obtain funds from their subsidiaries is restricted by the indentures for the Acquisition Corp. Notes and the credit agreements for the Acquisition Corp. Senior Credit Facilities, including the Revolving Credit Facility and the Senior Term Loan Facility.

Consolidating Balance Sheet

September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$386	$233	$—	$619	$—	$—	$—	$619
Accounts receivable, net	—	334	441	—	775	—	—	—	775
Inventories	—	11	63	—	74	—	—	—	74
Royalty advances expected to be recouped within one year	—	112	58	—	170	—	—	—	170
Prepaid and other current assets	—	12	41	—	53	—	—	—	53

Total current assets	—	855	836	—	1,691	—	—	—	1,691
Due from (to) parent companies	458	(531)	73	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,272	2,567	—	(4,839)	—	878	878	(1,756)	—
Royalty advances expected to be recouped after one year	—	137	71	—	208	—	—	—	208
Property, plant and equipment, net	—	200	100	—	300	—	—	—	300
Goodwill	—	1,370	391	—	1,761	—	—	—	1,761
Intangible assets subject to amortization, net	—	884	839	—	1,723	—	—	—	1,723
Intangible assets not subject to amortization	—	71	80	—	151	—	—	—	151
Deferred tax assets, net	—	30	8	—	38	—	—	—	38
Other assets	7	115	23	—	145	—	—	—	145

Total assets	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$160	$100	$—	$260	$—	$—	$—	$260
Accrued royalties	4	813	750	—	1,567	—	—	—	1,567
Accrued liabilities	—	266	226	—	492	—	—	—	492
Accrued interest	34	—	—	—	34	—	—	—	34
Deferred revenue	—	42	138	—	180	—	—	—	180
Other current liabilities	—	221	65	—	286	—	—	—	286

Total current liabilities	38	1,502	1,279	—	2,819	—	—	—	2,819
Long-term debt	2,974	—	—	—	2,974	—	—	—	2,974
Deferred tax liabilities, net	—	—	172	—	172	—	—	—	172
Other noncurrent liabilities	14	200	107	—	321	—	—	—	321

Total liabilities	3,026	1,702	1,558	—	6,286	—	—	—	6,286

Total Warner Music Group Corp. (deficit) equity	(289)	3,992	847	(4,839)	(289)	878	878	(1,756)	(289)
Noncontrolling interest	—	4	16	—	20	—	—	—	20

Total equity	(289)	3,996	863	(4,839)	(269)	878	878	(1,756)	(269)

Total liabilities and equity	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Consolidating Balance Sheet

September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$169	$345	$—	$514	$—	$—	$—	$514
Accounts receivable, net	—	262	185	—	447	—	—	—	447
Inventories	—	18	24	—	42	—	—	—	42
Royalty advances expected to be recouped within one year	—	79	44	—	123	—	—	—	123
Prepaid and other current assets	—	15	35	—	50	—	—	—	50

Total current assets	—	543	633	—	1,176	—	—	—	1,176
Due from (to) parent companies	488	(214)	(274)	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,018	2,192	—	(4,210)	—	675	675	(1,350)	—
Royalty advances expected to be recouped after one year	—	93	60	—	153	—	—	—	153
Property, plant and equipment, net	—	155	74	—	229	—	—	—	229
Goodwill	—	1,370	322	—	1,692	—	—	—	1,692
Intangible assets subject to amortization, net	—	956	895	—	1,851	—	—	—	1,851
Intangible assets not subject to amortization	—	71	83	—	154	—	—	—	154
Deferred tax assets, net	—	—	11	—	11	—	—	—	11
Other assets	12	55	11	—	78	—	—	—	78

Total assets	$2,518	$5,221	$1,815	$(4,210)	$5,344	$675	$675	$(1,350)	$5,344

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$200	$81	$—	$281	$—	$—	$—	$281
Accrued royalties	—	869	527	—	1,396	—	—	—	1,396
Accrued liabilities	—	195	228	—	423	—	—	—	423
Accrued interest	31	—	—	—	31	—	—	—	31
Deferred revenue	—	94	114	—	208	—	—	—	208
Other current liabilities	—	2	32	—	34	—	—	—	34

Total current liabilities	31	1,360	982	—	2,373	—	—	—	2,373
Long-term debt	2,819	—	—	—	2,819	—	—	—	2,819
Deferred tax liabilities, net	—	3	162	—	165	—	—	—	165
Other noncurrent liabilities	2	197	108	—	307	—	—	—	307

Total liabilities	2,852	1,560	1,252	—	5,664	—	—	—	5,664

Total Warner Music Group Corp. (deficit) equity	(334)	3,656	554	(4,210)	(334)	675	675	(1,350)	(334)
Noncontrolling interest	—	5	9	—	14	—	—	—	14

Total equity	(334)	3,661	563	(4,210)	(320)	675	675	(1,350)	(320)

Total liabilities and equity	$2,518	$5,221	$1,815	$(4,210)	$5,344	$675	$675	$(1,350)	$5,344

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$2,041	$2,804	$(370)	$4,475	$—	$—	$—	$4,475
Costs and expenses:
Cost of revenue	—	(1,109)	(1,603)	311	(2,401)	—	—	—	(2,401)
Selling, general and administrative expenses	—	(765)	(804)	59	(1,510)	—	—	—	(1,510)
Amortization of intangible assets	—	(97)	(111)	—	(208)	—	—	—	(208)

Total costs and expenses	—	(1,971)	(2,518)	370	(4,119)	—	—	—	(4,119)

Operating income	—	70	286	—	356	—	—	—	356
Loss on extinguishment of debt	(7)	—	—	—	(7)	—	—	—	(7)
Interest expense, net	(71)	(50)	(21)	—	(142)	—	—	—	(142)
Equity gains from consolidated subsidiaries	311	185	—	(496)	—	256	256	(512)	—
Other income (expense), net	32	56	(28)	—	60	—	—	—	60

Income before income taxes	265	261	237	(496)	267	256	256	(512)	267
Income tax (expense) benefit	(9)	12	(51)	39	(9)	—	—	—	(9)

Net income	256	273	186	(457)	258	256	256	(512)	258
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Net income attributable to Warner Music Group Corp.	$256	$273	$184	$(457)	$256	$256	$256	$(512)	$256

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$2,284	$2,245	$(524)	$4,005	$—	$—	$—	$4,005
Costs and expenses:
Cost of revenue	—	(1,090)	(1,442)	361	(2,171)	—	—	—	(2,171)
Selling, general and administrative expenses	—	(1,040)	(534)	163	(1,411)	—	—	—	(1,411)
Amortization of intangible assets	—	(96)	(110)	—	(206)	—	—	—	(206)

Total costs and expenses	—	(2,226)	(2,086)	524	(3,788)	—	—	—	(3,788)

Operating income	—	58	159	—	217	—	—	—	217
Loss on extinguishment of debt	(31)	—	—	—	(31)	—	—	—	(31)
Interest (expense) income, net	(116)	4	(26)	—	(138)	—	—	—	(138)
Equity gains from consolidated subsidiaries	207	122	—	(329)	—	307	307	(614)	—
Other income, net	377	7	10	—	394	—	—	—	394

Income before income taxes	437	191	143	(329)	442	307	307	(614)	442
Income tax expense	(130)	(130)	(39)	169	(130)	—	—	—	(130)

Net income	307	61	104	(160)	312	307	307	(614)	312
Less: Income attributable to noncontrolling interest	—	(1)	(4)	—	(5)	—	—	—	(5)

Net income attributable to Warner Music Group Corp.	$307	$60	$100	$(160)	$307	$307	$307	$(614)	$307

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2017

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$1,978	$2,008	$(410)	$3,576	$—	$—	$—	$3,576
Costs and expenses:
Cost of revenue	—	(922)	(1,275)	266	(1,931)	—	—	—	(1,931)
Selling, general and administrative expenses	(1)	(900)	(464)	143	(1,222)	—	—	—	(1,222)
Amortization of intangible assets	—	(100)	(101)	—	(201)	—	—	—	(201)

Total costs and expenses	(1)	(1,922)	(1,840)	409	(3,354)	—	—	—	(3,354)

Operating income (loss)	(1)	56	168	(1)	222	—	—	—	222
Loss on extinguishment of debt	(35)	—	—	—	(35)	—	—	—	(35)
Interest (expense) income, net	(95)	2	(56)	—	(149)	—	—	—	(149)
Equity gains from consolidated subsidiaries	124	87	—	(210)	1	143	143	(286)	1
Other expense, net	(1)	(17)	(23)	—	(41)	—	—	—	(41)

(Loss) income before income taxes	(8)	128	89	(211)	(2)	143	143	(286)	(2)
Income tax benefit (expense)	151	154	(30)	(124)	151	—	—	—	151

Net income	143	282	59	(335)	149	143	143	(286)	149
Less: Income attributable to noncontrolling interest	—	(1)	(5)	—	(6)	—	—	—	(6)

Net income attributable to Warner Music Group Corp.	$143	$281	$54	$(335)	$143	$143	$143	$(286)	$143

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$256	$273	$186	$(457)	$258	$256	$256	$(512)	$258
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(34)	—	34	(34)	(34)	(36)	(36)	72	(34)
Deferred loss on derivative financial instruments	(11)	—	(11)	11	(11)	(11)	(11)	22	(11)
Minimum pension liability	(5)	—	—	—	(5)	(5)	(5)	10	(5)

Other comprehensive (loss) income, net of tax	(50)	—	23	(23)	(50)	(52)	(52)	104	(50)

Total comprehensive income	206	273	209	(480)	208	204	204	(408)	208
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Comprehensive income attributable to Warner Music Group Corp.	$206	$273	$207	$(480)	$206	$204	$204	$(408)	$206

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$307	$61	$104	$(160)	$312	$307	$307	$(614)	$312
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(13)	—	13	(13)	(13)	(13)	(13)	26	(13)
Deferred gain on derivative financial instruments	3	—	3	(3)	3	3	3	(6)	3
Minimum pension liability	1	—	1	(1)	1	1	1	(2)	1

Other comprehensive (loss) income, net of tax	(9)	—	17	(17)	(9)	(9)	(9)	18	(9)

Total comprehensive income	298	61	121	(177)	303	298	298	(596)	303
Less: Income attributable to noncontrolling interest	—	(1)	(4)	—	(5)	—	—	—	(5)

Comprehensive income attributable to Warner Music Group Corp.	$298	$60	$117	$(177)	$298	$298	$298	$(596)	$298

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2017

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$143	$282	$59	$(335)	$149	$143	$143	$(286)	$149
Other comprehensive income (loss), net of tax:
Foreign currency adjustment	30	—	(30)	30	30	32	32	(64)	30
Deferred loss on derivative financial instruments	—	(1)	—	1	—	—	—	—	—
Minimum pension liability	7	—	7	(7)	7	7	7	(14)	7

Other comprehensive income (loss), net of tax	37	(1)	(23)	24	37	39	39	(78)	37

Total comprehensive income	180	281	36	(311)	186	182	182	(364)	186
Less: Income attributable to noncontrolling interest	—	(1)	(5)	—	(6)	—	—	—	(6)

Comprehensive income attributable to Warner Music Group Corp.	$180	$280	$31	$(311)	$180	$182	$182	$(364)	$180

Consolidating Statement of Cash Flows

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$256	$273	$186	$(457)	$258	$256	$256	$(512)	$258
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	138	131	—	269	—	—	—	269
Unrealized (gains) losses and remeasurement of foreign-denominated loans	(43)	—	15	—	(28)	—	—	—	(28)
Deferred income taxes	—	—	(68)	—	(68)	—	—	—	(68)
Loss on extinguishment of debt	7	—	—	—	7	—	—	—	7
Net gain on divestitures and investments	—	(18)	(2)	—	(20)	—	—	—	(20)
Non-cash interest expense	6	—	—	—	6	—	—	—	6
Equity-based compensation expense	—	50	—	—	50	—	—	—	50
Equity gains, including distributions	(311)	(185)	—	496	—	(256)	(256)	512	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	10	(100)	—	(90)	—	—	—	(90)
Inventories	—	7	(4)	—	3	—	—	—	3
Royalty advances	—	(77)	(33)	—	(110)	—	—	—	(110)
Accounts payable and accrued liabilities	—	315	(273)	(39)	3	—	—	—	3
Royalty payables	—	(68)	198	—	130	—	—	—	130
Accrued interest	3	—	—	—	3	—	—	—	3
Deferred revenue	—	(53)	49	—	(4)	—	—	—	(4)
Other balance sheet changes	8	(41)	24	—	(9)	—	—	—	(9)

Net cash (used in) provided by operating activities	(74)	351	123	—	400	—	—	—	400

Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net	—	(24)	(17)	—	(41)	—	—	—	(41)
Capital expenditures	—	(85)	(19)	—	(104)	—	—	—	(104)
Investments and acquisitions of businesses, net of cash received	—	(42)	(189)	—	(231)	—	—	—	(231)
Advance to Issuer	(111)	—	—	111	—	—	—	—	—

Net cash used in investing activities	(111)	(151)	(225)	111	(376)	—	—	—	(376)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(94)	—	—	(94)	—	—	—	(94)
Proceeds from issuance of Acquisition Corp. 3.625% Senior Notes due 2026	514	—	—	—	514	—	—	—	514
Repayment of Acquisition Corp. 4.125% Senior Secured Notes	(40)	—	—	—	(40)	—	—	—	(40)
Repayment of Acquisition Corp. 4.875% Senior Secured Notes	(30)	—	—	—	(30)	—	—	—	(30)
Repayment of Acquisition Corp. 5.625% Senior Secured Notes	(247)	—	—	—	(247)	—	—	—	(247)
Call premiums paid on early redemption of debt	(5)	—	—	—	(5)	—	—	—	(5)
Deferred financing costs paid	(7)	—	—	—	(7)	—	—	—	(7)
Distribution to noncontrolling interest holder	—	—	(3)	—	(3)	—	—	—	(3)
Change in due to (from) issuer	—	111	—	(111)	—	—	—	—	—

Net cash provided by (used in) financing activities	185	17	(3)	(111)	88	—	—	—	88

Effect of exchange rate changes on cash and equivalents	—	—	(7)	—	(7)	—	—	—	(7)

Net increase (decrease) in cash and equivalents	—	217	(112)	—	105	—	—	—	105
Cash and equivalents at beginning of period	—	169	345	—	514	—	—	—	514

Cash and equivalents at end of period	$—	$386	$233	$—	$619	$—	$—	$—	$619

Consolidating Statement of Cash Flows

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$307	$61	$104	$(160)	$312	$307	$307	$(614)	$312
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	136	125	—	261	—	—	—	261
Unrealized gains/losses and remeasurement of foreign-denominated loans	(3)	—	—	—	(3)	—	—	—	(3)
Deferred income taxes	—	—	66	—	66	—	—	—	66
Loss on extinguishment of debt	31	—	—	—	31	—	—	—	31
Net loss (gain) on divestitures and investments	(504)	78	37	—	(389)	—	—	—	(389)
Non-cash interest expense	6	—	—	—	6	—	—	—	6
Equity-based compensation expense	—	62	—	—	62	—	—	—	62
Equity losses (gains), including distributions	(207)	(122)	—	329	—	(307)	(307)	614	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(48)	5	—	(43)	—	—	—	(43)
Inventories	—	(5)	2	—	(3)	—	—	—	(3)
Royalty advances	—	24	7	—	31	—	—	—	31
Accounts payable and accrued liabilities	—	449	(198)	(169)	82	—	—	—	82
Royalty payables	—	48	(26)	—	22	—	—	—	22
Accrued interest	(10)	—	—	—	(10)	—	—	—	(10)
Deferred revenue	—	(48)	44	—	(4)	—	—	—	(4)
Other balance sheet changes	—	89	(85)	—	4	—	—	—	4

Net cash (used in) provided by operating activities	(380)	724	81	—	425	—	—	—	425

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(11)	(3)	—	(14)	—	—	—	(14)
Capital expenditures	—	(60)	(14)	—	(74)	—	—	—	(74)
Investments and acquisitions of businesses, net	—	(17)	(6)	—	(23)	—	—	—	(23)
Divestitures, net	504	12	—	—	516	—	—	—	516
Advance to Issuer	(99)	—	—	99	—	—	—	—	—

Net cash provided by (used in) investing activities	405	(76)	(23)	99	405	—	—	—	405

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(925)	—	—	(925)	—	—	—	(925)
Proceeds from issuance of Acquisition Corp. 5.500% Senior Notes	325	—	—	—	325	—	—	—	325
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility	320	—	—	—	320	—	—	—	320
Repayment of Acquisition Corp. 6.750% Senior Secured Notes	(635)	—	—	—	(635)	—	—	—	(635)
Call premiums paid on early redemption of debt	(23)	—	—	—	(23)	—	—	—	(23)
Deferred financing costs paid	(12)	—	—	—	(12)	—	—	—	(12)
Distribution to noncontrolling interest holder	—	—	(5)	—	(5)	—	—	—	(5)
Change in due (from) to issuer	—	99	—	(99)	—	—	—	—	—

Net cash used in financing activities	(25)	(826)	(5)	(99)	(955)	—	—	—	(955)

Effect of exchange rate changes on cash and equivalents	—	—	(8)	—	(8)	—	—	—	(8)

Net increase in cash and equivalents	—	(178)	45	—	(133)	—	—	—	(133)
Cash and equivalents at beginning of period	—	347	300	—	647	—	—	—	647

Cash and equivalents at end of period	$—	$169	$345	$—	$514	$—	$—	$—	$514

Consolidating Statement of Cash Flows

For The Fiscal Year Ended September 30, 2017

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$143	$282	$59	$(335)	$149	$143	$143	$(286)	$149
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	137	114	—	251	—	—	—	251
Unrealized gains/losses and remeasurement of foreign-denominated loans	27	—	(3)	—	24	—	—	—	24
Deferred income taxes	2	—	(194)	—	(192)	—	—	—	(192)
Loss on extinguishment of debt	35	—	—	—	35	—	—	—	35
Net loss (gain) on divestitures and investments	—	33	(16)	—	17	—	—	—	17
Non-cash interest expense	8	—	—	—	8	—	—	—	8
Equity-based compensation expense	—	70	—	—	70	—	—	—	70
Equity losses (gains), including distributions	(124)	(86)	—	210	—	(143)	(143)	286	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(37)	(23)	—	(60)	—	—	—	(60)
Inventories	—	2	(1)	—	1	—	—	—	1
Royalty advances	—	2	15	—	17	—	—	—	17
Accounts payable and accrued liabilities	(120)	(4)	47	125	48	—	—	—	48
Royalty payables	—	126	10	—	136	—	—	—	136
Accrued interest	3	—	—	—	3	—	—	—	3
Deferred revenue	—	(6)	28	—	22	—	—	—	22
Other balance sheet changes	5	(204)	205	—	6	—	—	—	6

Net cash (used in) provided by operating activities	(21)	315	241	—	535	—	—	—	535

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(9)	(7)	—	(16)	—	—	—	(16)
Capital expenditures	—	(31)	(13)	—	(44)	—	—	—	(44)
Investments and acquisitions of businesses, net	—	(6)	(133)	—	(139)	—	—	—	(139)
Divestitures, net	—	42	31	—	73	—	—	—	73
Advance to Issuer	60	—	—	(60)	—	—	—	—	—

Net cash provided by (used in) investing activities	60	(4)	(122)	(60)	(126)	—	—	—	(126)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(84)	—	—	(84)	84	—	—	—
Proceeds from issuance of Acquisition Corp. 4.125% Senior Secured Notes	380	—	—	—	380	—	—	—	380
Proceeds from issuance of Acquisition Corp. 4.875% Senior Secured Notes	250	—	—	—	250	—	—	—	250
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility	22	—	—	—	22	—	—	—	22
Repayment of Acquisition Corp. 6.000% Senior Secured Notes	(450)	—	—	—	(450)	—	—	—	(450)
Repayment of Acquisition Corp. 6.250% Senior Secured Notes	(173)	—	—	—	(173)	—	—	—	(173)
Repayment of Acquisition Corp. 5.625% Senior Secured Notes	(28)	—	—	—	(28)	—	—	—	(28)
Call premiums paid on early redemption of debt	(27)	—	—	—	(27)	—	—	—	(27)
Deferred financing costs paid	(13)	—	—	—	(13)	—	—	—	(13)
Distribution to noncontrolling interest holder	—	—	(5)	—	(5)	—	—	—	(5)
Dividends paid	—	—	—	—	—	(84)	—	—	(84)
Change in due (from) to issuer	—	(60)	—	60	—	—	—	—	—

Net cash (used in) provided by financing activities	(39)	(144)	(5)	60	(128)	—	—	—	(128)

Effect of exchange rate changes on cash and equivalents	—	—	7	—	7	—	—	—	7

Net increase in cash and equivalents	—	167	121	—	288	—	—	—	288
Cash and equivalents at beginning of period	—	180	179	—	359	—	—	—	359

Cash and equivalents at end of period	$—	$347	$300	$—	$647	$—	$—	$—	$647